Revenue from collaboration agreements	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Revenue from collaboration agreements
13.	Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of December 31, 2020, the Group had four strategic collaboration agreements in place. All collaboration agreements are still at pre-clinical
stage.
As part of these collaboration arrangement, Immatics grants exclusive licensing rights or options thereto for the development and commercialization of future product candidates, developed for several targets defined in the respective collaboration agreements, in addition to research activities, including screening of highly specific molecules for reactivity with the specified targets and off-targets
using Immatics’ proprietary technology and
know-how,
participation on a joint steering committee, and preparation of data packages. For each collaboration agreement, these promises represent one combined performance obligation, because the research activities are mutually dependent and the respective collaboration partner is unable to derive significant benefits from their access to these targets without Immatics’ research activities, which are highly specialized and cannot be performed by other organizations. Under each agreement, research activities were determined to be the predominant item under the contract.
Amgen Collaboration Agreement
In December 2016, Immatics Biotechnologies GmbH entered into a research collaboration and license agreement with Amgen Inc. (“Amgen”) to develop next-generation, T cell engaging bispecific immunotherapies targeting multiple cancers. Under the terms of the agreement, Immatics contributed its XPRESIDENT target discovery and T cell receptor (TCR) capabilities to the pre-clinical
development of product candidates. Amgen Inc. contributed its validated Bispecific T cell Engager (BiTE
®
) technology and will be responsible for the clinical development, manufacturing and commercialization worldwide.
In the collaboration agreement with Amgen development milestone payments and commercial milestone payments amount to a maximum up to
$525 million for each program and tiered royalties up to a double-digit percentage of net sales.
The Group received a
non-refundable
upfront payment of $30
million (€28 million) upon signing of the Amgen agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost
basis using forecasted costs. A
cost-to-cost
basis was determined most representative of the transfer of benefits to Amgen. The Group recognized approximately
€4.9 million, €6.2 million and €1.5 million of revenue associated with the upfront payment during the years ended December 31, 2020, 2019 and 2018, respectively. Total deferred revenue under the agreement was €10 million and €15 million as of December 31, 2020 and 2019, respectively.

Genmab Collaboration Agreement
In July 2018, Immatics Biotechnologies GmbH entered into a research collaboration and license agreement with Genmab A/S (“Genmab”) to develop next-generation, T cell engaging bispecific immunotherapies targeting multiple cancer indications. Under the agreement, Immatics and Genmab conduct joint research to combine Immatics’ XPRESIDENT and Bispecific TCR technology platforms with Genmab’s proprietary antibody technologies to develop multiple bispecific immunotherapies in oncology. The two companies plan to develop immunotherapies directed against three proprietary targets. Genmab will be responsible for development, manufacturing and worldwide commercialization. Immatics will have an option to contribute certain promotion efforts at predetermined levels in selected countries in the EU.
The Genmab collaboration agreement contains a maximum of $550 million of milestone payments for each licensed product resulting from the collaboration. In addition, Immatics is entitled to receive royalty payments. Royalty rates are based on aggregate net sales of a licensed product. The agreement provides for higher royalty rates as annual net sales of a licensed product increases. Under the agreement, the royalty rates begin in the high single-digits, increasing to the low tens as a percentage of aggregate annual net sales of a licensed product.
The Group received a
non-refundable
upfront payment of $54
million (€46 million) upon signing of the agreement. The Group classified the initial receipt of the upfront payment as deferred revenue. The Group recognized approximately €11.2 million, €11.2 million and €2.3
million of revenue associated with the upfront payment and with reimbursements for research and development costs performed, during the years ended December 31, 2020, 2019 and 2018, respectively. Revenue for the Genmab collaboration agreement is recognized on a cost-to-cost
basis using forecasted costs. A
cost-to-cost
basis was determined most representative of the transfer of benefits to Genmab. Total deferred revenue under the agreement was
€26 million and €35 million as of December 31, 2020 and 2019, respectively.
BMS Collaboration Agreement
In August 2019, Immatics Biotechnologies GmbH and BMS entered into a collaboration and option agreement to develop novel adoptive cell therapies targeting multiple cancers. Under the agreement, Immatics may develop T Cell Receptor Engineered T Cell Therapy
(TCR-T)
programs against solid tumor targets discovered with Immatics’ XPRESIDENT technology. Programs would utilize proprietary T Cell Receptors (TCRs) identified by Immatics’ XCEPTOR TCR discovery and engineering platform.
If Immatics develops programs against the
TCR-T
targets, Immatics will be responsible for the development and validation of these programs through lead candidate stage, at which time BMS may exercise opt-in
rights and assume sole responsibility for further worldwide development, manufacturing and commercialization of the
TCR-T
cell therapies.
Immatics would have certain early stage
co-development
rights or
co-funding
rights for selected
TCR-T
cell therapies arising from the collaboration. With respect to this collaboration agreement with BMS, Immatics may be eligible to receive up to $505 million for each licensed product in option exercise payments, development, regulatory and commercial milestone payments as well as tiered royalties on net sales. In addition, Immatics is entitled to royalty payments. Royalty rates are based on aggregate net sales of a licensed product resulting from the collaboration. The agreement provides for higher royalty rates as annual net sales of a licensed product increases. Under each contract, the royalty rates begin in the mid-single-digits,
increasing to the low teen-digits as a percentage of aggregate annual net sales of a licensed product.
The Group received a
non-refundable
upfront payment of $75
million (€68 million) upon signing of the agreement. The Group classified the initial receipt of the upfront payment as deferred revenue. The Group recognized
€11.5 million and €1.1
million of revenue associated with the upfront payment as of December 31, 2020 and 2019, respectively. Revenue for the BMS collaboration agreement is recognized on a cost-to-cost
basis using forecasted costs. A
cost-to-cost
basis was determined most representative of the transfer of benefits to BMS. Total deferred revenue under the agreement was
€55 million and €66.5 million as of December 31, 2020 and 2019, respectively.

GSK
In December 2019, Immatics entered into a collaboration agreement with GSK to develop novel adoptive cell therapies targeting multiple cancer indications. Immatics and GSK plan to collaborate on the identification, research and development of next-generation TCR Therapeutics focusing on solid tumors. The collaboration will initially focus on the development of autologous T cell therapies and GSK has an option to develop allogeneic T cell therapies using Immatics ACTallo approach.
Immatics and GSK intend to utilize proprietary TCRs identified by Immatics TCR discovery platform XCEPTOR which are planned to be directed against two proprietary targets. Those proprietary targets were discovered and validated by the respective XPRESIDENT technology. Immatics will be mainly responsible for the development and validation of the
TCR-T
up to designation of a clinical candidate. GSK will then assume sole responsibility for further development, manufacturing and commercialization of the
TCR-T
with the option for Immatics to
co-develop
one or more
TCR-Ts
upon GSK´s request.
The Group received a
non-refundable
upfront payment of €45 million for two initial programs upon signing of the GSK agreement and is eligible to receive up to €
575 million of milestone payments per program. In addition, Immatics is entitled to royalty payments. Royalty rates are based on aggregate net sales of a licensed product resulting from the collaboration. The agreement provides for higher royalty rates as annual net sales of a licensed product increases.
The Group classified the initial receipt of the upfront payment as deferred revenue. The Group recognized €3.7 million of revenue associated with the upfront payment as of December 31, 2020 and recognized no revenue associated with the upfront payment during 2019. Total deferred revenue under the agreement was €41 million and €45 million as of December 31, 2020 and 2019, respectively.
The Group has not recognized any royalty or milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. As of December 31, 2020, Immatics had not received any milestone or royalty payments in connection with the collaboration agreements. The Group plans to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract.
Deferred revenue related to the collaboration agreements consists of the following:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Current	46,600	59,465
Non-current	85,475	101,909

Total	132,075	161,374

Cost to obtain a contract
The Group incurs costs from a third party, who assists in identifying collaboration partners. The Group recognizes an asset to the extent these costs are incremental and directly related to a specific contract. The Group then amortizes the asset consistently with the pattern of revenue recognition for the related contracts. Total assets, net of amortization, for these capitalized costs of obtaining a contract were €1.2 million and €1.5 million as of December 31, 2020 and 2019, respectively, which are classified in other current assets and other non-current
assets. The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.3 million, €0.2 million and €0.04 million as of December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, the Group is potentially liable to pay €1.6 million (
$2
million) to a third-party upon successful completing the milestone of the first clinical lead selection in connection with Immatics’ collaboration agreements. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.
Each of the Group’s strategic collaboration agreements included a non-refundable
upfront payment, meant to subsidize research activities, recognized as deferred revenue. For all collaboration agreements these upfront payments exceeded the Group’s right to consideration for services performed under each collaboration agreement. Therefore, only deferred revenue net of contract assets is presented as of December 31, 2020, December 31, 2019 and December 31, 2018, respectively.